Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 8 - Commitments and Contingencies

Except as disclosed below, the Company is not currently a party to any material legal proceedings, investigation or claims. As the Company may, from time to time, be involved in legal matters arising in the ordinary course of its business, there can be no assurance that such matters will not arise in the future or that any such matters in which the Company is involved, or which may arise in the ordinary course of the Company’s business, will not at some point proceed to litigation or that such litigation will not have a material adverse effect on the business, financial condition or results of operations of the Company.

Legal contingencies

On March 10, 2026, the Company entered into a Settlement and Release Agreement (“Settlement Agreement”) with NovoDX Corporation to resolve certain disputes between the parties, concerning (i) 3,500,000 shares of Company’s common stock that NovoDX owns (the “CABR Shares”) and claims it has the right to sell without restriction; and (ii) assertions of fraud and misrepresentation by NovoDX with respect to the Research Collaboration and Exclusive License Agreement made and effective as of June 30 2024, between the parties (the “License Agreement”), which assertions NovoDX claims are false and baseless (the “Dispute”). Pursuant to the Settlement Agreement, the parties have agreed to settle the claims and matters related to the Dispute and agreed to mutual releases. Concurrent to the Settlement Agreement, the parties also entered into a stock purchase agreement effective March 19, 2026, pursuant to which stock purchase agreement, NovoDX agreed to sell to the Company and the Company agreed to purchase from NovoDX its holding of 3,500,000 shares of the Company’s common stock for an aggregate purchase price of $1,075,000 in cash. The purchase price of $1,075,000 was paid in cash on March 20, 2026, and the 3,500,000 shares were returned to the Company and cancelled on March 27, 2026.

On April 30, 2026, the Company entered into a settlement agreement with D. Boral Capital LLC to resolve a dispute arising from the Company’s November 2025 underwritten public offering. Under the terms of the agreement, the Company issued 100,000 shares of its common stock on May 4, 2026 and paid $100,000 in cash on May 6, 2026 in full and final settlement of all amounts claimed. The settlement resulted in the extinguishment of $92,780 of common stock payable during the three months ended June 30, 2026.

On May 1, 2026, the Company entered into a Settlement Agreement and General and Mutual Release with its former Chief Financial Officer, Tyler Moore, to resolve disputes relating to his prior employment and equity compensation. Under the terms of the agreement, the Company issued 150,000 shares of its common stock to Mr. Moore on May 8, 2026 from the Company’s Form S-8 registration statement covering the 2024 Equity Incentive Plan. The settlement shares were issued in full satisfaction of any compensation or other amounts that may have been owed to Mr. Moore, and the agreement includes mutual releases of claims between the parties. The settlement resulted in the extinguishment of $186,000 of common stock payable during the three months ended June 30, 2026.

Note 8 - Commitments and contingencies

Legal contingencies

The Company may be subject to legal proceedings and claims arising from contracts or other matters from time to time in the ordinary course of business. The Company is not currently aware of any pending or threatened litigation where the ultimate disposition or resolution could have a material adverse effect on its financial position.